SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
SEGMENT INFORMATION
Number of principal reportable business segments | segment	2
Revenues and gross profit generated from each segment
Net revenues	$ 5,277,169	$ 3,476,495	$ 3,200,583
Cost of revenues	4,367,857	2,786,581	2,482,086
Gross profit	909,312	689,914	718,497
Income from operations	190,381	220,430	258,879
Operating segment | CSI Solar Segment
Revenues and gross profit generated from each segment
Net revenues	4,371,603	3,105,044	2,591,154
Cost of revenues	3,689,126	2,496,153	1,977,502
Gross profit	682,477	608,891	613,652
Income from operations	74,132	253,105	267,642
Operating segment | Global Energy Segment
Revenues and gross profit generated from each segment
Net revenues	1,124,083	726,167	718,735
Cost of revenues	930,099	577,052	604,856
Gross profit	193,984	149,115	113,879
Income from operations	97,179	53,414	18,795
Elimination and unallocated items
Revenues and gross profit generated from each segment
Net revenues	(218,517)	(354,716)	(109,306)
Cost of revenues	(251,368)	(286,624)	(100,272)
Gross profit	32,851	(68,092)	(9,034)
Income from operations	$ 19,070	$ (86,089)	$ (27,558)